Long-Term Debt, net - The Refinancing and the New Credit Facilities (Details) $ in Millions			1 Months Ended
	May 02, 2019	Aug. 10, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares
Long-Term Debt, net
Debt refinanced		$ 2,200.0
Number of shares issued upon refinancing of debt in exchange for debt reduction | shares		7,095,877
Number of shares issued for one share under reverse stock split	0.0714
Percentage of shares issued to lender to outstanding stock		47.50%
Debt reduction in refinancing agreement		$ 551.0
Cash contribution from largest stockholder upon refinancing of debt		$ 10.0
Maturity extension term		5 years
Minimum amount of equity investment commitment to source		$ 50.0
Period to source investment commitment		18 months
The Royal Bank of Scotland
Long-Term Debt, net
Credit facility			$ 475.5
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Credit facility			382.5
Citibank
Long-Term Debt, net
Proceeds from credit facility		$ 325.9
Citibank $114 mil. Facility
Long-Term Debt, net
Credit facility			114.0
Credit Suisse
Long-Term Debt, net
Credit facility			171.8
Citibank-Eurobank Credit Facility
Long-Term Debt, net
Credit facility			37.6
Club Facility
Long-Term Debt, net
Credit facility			206.2
Citibank $120 mil. Facility
Long-Term Debt, net
Credit facility			120.0
Citibank $123.9 mil. Facility
Long-Term Debt, net
Credit facility			$ 123.9
Public Offering
Long-Term Debt, net
Number of shares sold | shares			9,418,080
Proceeds from equity issuance			$ 54.4
New Credit Facilities
Long-Term Debt, net
Number of shares sold | shares		1,052,179
Credit facility		$ 1,600.0